Employees	3 Months Ended
Mar. 31, 2025
Employees [Abstract]
Employees	Employees
The Group’s average workforce during the periods ended March 31, 2024 and 2025 was as follows:

HEADCOUNTS	FOR THE THREE MONTHS ENDED MARCH 31, 2024	FOR THE THREE MONTHS ENDED MARCH 31, 2025
France	34	42
United States	27	27
Total	61	69